AFD EXCHANGE RESERVES


ANNUAL REPORT
SEPTEMBER 30, 1997



LETTER TO SHAREHOLDERS                                    AFD EXCHANGE RESERVES
_______________________________________________________________________________

October 29, 1997

Dear Shareholder,

We are pleased to provide an overview of market and Fund activity during AFD Exchange Reserves annual reporting period ended September 30, 1997. AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance mutual funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.

The Fund's net assets at the end of September totaled approximately $139.6 million. The Fund remains invested in high quality money market securities which include marketable obligations issued or guaranteed by the U.S. government and its agencies, certificates of deposits, and commercial paper. As of September 30, the average weighted maturity of the portfolio was 47 days.

ECONOMIC COMMENTARY
During the reporting period, the Federal Reserve kept rates steady at 5.5%. The U.S. economy grew at an above-trend 4.1% during the first half of 1997. We expect the economy to decelerate to a 2.8% growth rate in the second half of 1997 and to a sustainable 2.5% rate in 1998. Consumer prices rose 2.2% in the third quarter from the same period in 1996. Despite this excellent inflation performance, strong growth and labor market pressures create a risk of higher U.S. inflation in 1998. We expect the Federal Reserve to increase official rates by 25 basis points during the next six months with little disruptive impact on U.S. securities markets.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


John D. Carifa
Chairman and President


AN INVESTMENT IN THE FUND IS NOT (I) INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, (II) A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY ANY BANK, OR (III) FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


1



PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997                                        AFD EXCHANGE RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)     SECURITY                                    YIELD        VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-79.0%
           AGA Capital Corp.
$  2,975   10/09/97 (a)                                 5.57%   $  2,971,318
           Allianz of America Finance Corp.
   6,000   11/12/97 (a)                                 5.53       5,961,290
           BAA Plc
   3,000   10/06/97                                     5.52       2,997,700
           Banca CRT Financial Corp.
   4,400   10/08/97                                     5.58       4,395,226
           Banque Nationale de Paris
   6,600   11/21/97                                     5.55       6,548,107
           BAT Capital Corp.
   3,000   10/14/97 (a)                                 5.53       2,994,009
   3,000   10/24/97 (a)                                 5.55       2,989,362
           Bayerische Vereinsbank
   3,900   10/07/97                                     5.51       3,896,418
           Bil North America, Inc.
   6,000   10/20/97                                     5.52       5,982,520
           Chiao Tung Bank Co., Ltd.
   4,000   10/28/97                                     5.67       3,982,990
           Cregem North America, Inc.
   3,000   2/23/98                                      5.56       2,932,817
           Eksportfinans
   2,550   10/29/97                                     5.55       2,538,993
   2,825   12/08/97                                     5.55       2,795,385
           General Electric Capital Corp.
   5,000   12/31/97                                     5.50       4,930,486
           Glencore Finance, Ltd.
   6,000   2/04/98                                      5.58       5,882,820
           IMI Funding Corp.  (USA)
   3,146   2/17/98                                      5.55       3,078,584
   3,000   2/19/98                                      5.57       2,934,553
           International Lease Finance Corp.
   6,000   11/21/97                                     5.55       5,952,825
           International Nederland Bank
   3,000   10/02/97                                     5.53       2,999,539
   3,000   11/26/97                                     5.53       2,974,193
           Merrill Lynch & Co., Inc.
   2,700   10/16/97                                     5.53       2,693,779
   4,000   10/31/97                                     5.53       3,981,567
           Morgan Stanley Group, Inc.
   3,000   10/22/97                                     5.51       2,990,357
           ROSE Funding
   3,000   11/03/97 (a)                                 5.57       2,984,683
           Svenska Handelsbanken
   6,000   11/25/97                                     5.53       5,949,308
           Swedish Export Credit Corp.
   6,000   11/25/97                                     5.52       5,949,400
           UNI Funding, Inc.
   6,000   11/10/97                                     5.53       5,963,133

           Total Commercial Paper
           (amortized cost $110,251,362)                         110,251,362

           CERTIFICATES OF DEPOSIT-7.9%
           Norinchukin Bank
   5,000   5.70%, 10/27/97                              5.66       4,999,941
           Sanwa Bank
   6,000   5.65%, 10/23/97                              5.63       6,000,034

           Total Certificates of Deposit
           (amortized cost $10,999,975)                           10,999,975

           U.S. GOVERNMENT AND AGENCY OBLIGATION-3.7%
           Federal National Mortgage Association
   5,200   10/30/97
           (amortized cost $5,176,500)                  5.61       5,176,500

           TOTAL INVESTMENTS-90.6%
           (amortized cost $126,427,837)                         126,427,837
           Other assets less liabilities-9.4%                     13,179,038

           NET ASSETS-100%
           (offering and redemption price of $1.00
           per share; 41,167,958 Class A shares;
           74,456,561 Class B shares;
           23,949,949 Class C shares and 34,904
           Advisor Class shares outstanding)                    $139,606,875


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1997, these securities amounted to $17,900,662, representing 12.8% of net assets.

     See notes to financial statements.


2



STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997                                        AFD EXCHANGE RESERVES
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $126,427,837)        $ 126,427,837
  Cash                                                                 628,919
  Receivable for capital stock sold                                 15,147,402
  Interest receivable                                                   62,158
  Other assets                                                          46,139
  Total assets                                                     142,312,455

LIABILITIES
  Payable for capital stock redeemed                                 2,414,587
  Advisory fee payable                                                  28,760
  Distribution fee payable                                                 751
  Accrued expenses                                                     261,482
  Total liabilities                                                  2,705,580

NET ASSETS                                                       $ 139,606,875

COMPOSITION OF NET ASSETS
  Paid-in-capital                                                $ 139,609,372
  Accumulated net realized loss on investment transactions              (2,497)
                                                                 $ 139,606,875

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and offering price per share ($41,167,119/
    41,167,958 shares of beneficial interest issued
    and outstanding)                                                     $1.00

  CLASS B SHARES
  Net asset value and offering price per share ($74,455,256/
    74,456,561 shares of beneficial interest issued
    and outstanding)                                                     $1.00

  CLASS C SHARES
  Net asset value and offering price per share ($23,949,596/
    23,949,949 shares of beneficial interest issued
    and outstanding)                                                     $1.00

  ADVISOR CLASS
  Net asset value and offering price per share ($34,904/
    34,904 shares of beneficial interest issued and
    outstanding)                                                         $1.00


See notes to financial statements.


3



STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997                             AFD EXCHANGE RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 7,444,584

EXPENSES
  Advisory fee                                     $   338,864
  Distribution fee - Class A                           199,655
  Distribution fee - Class B                           749,018
  Distribution fee - Class C                           155,080
  Transfer agency                                      211,226
  Registration fees                                    208,108
  Custodian                                            102,235
  Audit and legal                                      101,008
  Administrative                                        96,000
  Printing                                              66,168
  Amortization of organization expenses                 31,408
  Trustees' fees                                        24,710
  Miscellaneous                                          8,354
  Total expenses                                                     2,291,834
  Net investment income                                              5,152,750

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                            (311)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 5,152,439



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                    YEAR ENDED      YEAR ENDED
                                                  SEPT. 30,1997   SEPT. 30,1996
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income                           $  5,152,750    $  4,590,571
  Net realized gain (loss) on investment
    transactions                                          (311)            105
  Net increase in net assets from operations         5,152,439       4,590,676

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                         (1,638,799)     (1,654,846)
    Class B                                         (2,707,243)     (2,424,825)
    Class C                                           (806,371)       (510,900)
    Advisor Class                                         (337)             -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                      19,187,747       3,761,761
  Total increase                                    19,187,436       3,761,866

NET ASSETS
  Beginning of year                                120,419,439     116,657,573
  End of year                                     $139,606,875    $120,419,439


See notes to financial statements.


4



NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997                                        AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without any initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year will be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without any initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without any initial sales charge or contingent CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to (i) investors participating in fee-based programs and to certain retirement plan accounts.

The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
Organization expenses have been deferred and are being amortized on a straight-line basis through March, 1999.

3. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calendar year end.


5



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                 AFD EXCHANGE RESERVES
_______________________________________________________________________________

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund pays its Adviser, Alliance Capital Management L.P. an advisory fee at the annual rate of .25 of 1% on the first $1.25 billion of average daily net assets; .24 of 1% on the next $.25 billion; .23 of 1% on the next $.25 billion;
 .22 of 1% on the next $.25 billion; .21 of 1% on the next $1 billion; and .20 of 1% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 1997, the Fund incurred costs of $96,000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation amounted to $160,742 for the year ended September 30, 1997.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75 of 1% of the average daily net assets attributable to Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
At September 30, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 1997, the Fund had a capital loss carryforward of $2,497, of which $2,186 expires in 2003 and $311 expires in the year 2004.


6



                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At September 30, 1997, capital paid-in aggregated $41,167,958 for Class A, $74,456,561 for Class B, $23,949,949 for Class C and $34,904 for Advisor Class. Transactions, all at $1.00 per share, were as follows:

                                                           CLASS A
                                                -----------------------------
                                                  YEAR ENDED      YEAR ENDED
                                                   SEPT. 30,       SEPT. 30,
                                                     1997            1996
                                                -------------   -------------
Shares sold                                      396,646,176     382,975,223
Shares issued on reinvestments of dividends        1,638,799       1,654,846
Shares converted from Class B                      2,779,625       1,090,820
Shares redeemed                                 (402,092,046)   (384,645,564)
Net increase (decrease)                           (1,027,446)      1,075,325


                                                           CLASS B
                                                -----------------------------
                                                 YEAR ENDED      YEAR ENDED
                                                  SEPT. 30,       SEPT. 30,
                                                    1997            1996
                                                -------------   -------------
Shares sold                                      248,115,983     166,636,823
Shares issued on reinvestments of dividends        2,707,243       2,424,825
Shares converted to Class A                       (2,779,625)     (1,090,820)
Shares redeemed                                 (238,596,718)   (168,231,937)
Net increase (decrease)                            9,446,883        (261,109)


                                                           CLASS C
                                                -----------------------------
                                                 YEAR ENDED      YEAR ENDED
                                                SEPTEMBER 30,   SEPTEMBER 30,
                                                     1997            1996
                                                -------------   -------------
Shares sold                                      263,291,205      90,072,507
Shares issued on reinvestments of dividends          806,371         510,900
Shares redeemed                                 (253,364,170)    (87,635,862)
Net increase                                      10,733,406       2,947,545


                                                        ADVISOR CLASS
                                                -----------------------------
                                                JAN. 30, 1997(a)
                                                       TO
                                                    SEPT. 30,
                                                      1997
                                                ----------------
Shares sold                                          120,464
Shares issued on reinvestments of dividends              337
Shares redeemed                                      (85,897)
Net increase                                          34,904


(a)  Commencement of distribution.


7



FINANCIAL HIGHLIGHTS                                      AFD EXCHANGE RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS A
                                            ----------------------------------------------------
                                                                                      MARCH 25,
                                                                                       1994(A)
                                                     YEAR ENDED SEPTEMBER 30,            TO
                                            ---------------------------------------   SEPT. 30,
                                                1997           1996         1995        1994
                                            -----------    -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0411        .0416        .0453        .0126

LESS: DIVIDENDS
Dividends from net investment income          (.0411)      (.0416)      (.0453)      (.0126)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               4.19%        4.24%        4.64%        2.45%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $41          $41          $41          $18
Ratio of average net assets to:
  Expenses, net of waivers                      1.38%        1.29%        1.21%        1.82%(c)
  Expenses, before waivers                      1.38%        1.29%        1.29%        1.82%(c)
  Net investment income                         4.10%        4.15%        4.63%(d)     2.62%(c)


                                                                    CLASS B
                                            ----------------------------------------------------
                                                                                      MARCH 25,
                                                                                       1994(A)
                                                     YEAR ENDED SEPTEMBER 30,            TO
                                            ---------------------------------------   SEPT. 30,
                                                1997          1996         1995         1994
                                            -----------    -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0361        .0366        .0404        .0101

LESS: DIVIDENDS
Dividends from net investment income          (.0361)      (.0366)      (.0404)      (.0101)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.67%        3.72%        4.12%        1.95%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $74          $65          $65          $31
Ratio of average net assets to:
  Expenses, net of waivers                      1.88%        1.79%        1.70%        2.35%(c)
  Expenses, before waivers                      1.88%        1.79%        1.78%        2.35%(c)
  Net investment income                         3.61%        3.67%        4.17%(d)     1.91%(c)


See footnote summary on page 9.


8



FINANCIAL HIGHLIGHTS (CONTINUED)                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS C
                                            ----------------------------------------------------
                                                                                      MARCH 25,
                                                                                       1994(A)
                                                      YEAR ENDED SEPTEMBER 30,           TO
                                            ---------------------------------------   SEPT. 30,
                                                1997          1996         1995         1994
                                            -----------    -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0386        .0390        .0430        .0112

LESS: DIVIDENDS
Dividends from net investment income          (.0386)      (.0390)      (.0430)      (.0112)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           3.93%        3.98%        4.39%        2.18%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $24          $13          $10           $5
Ratio of average net assets to:
  Expenses, net of waivers                      1.61%        1.55%        1.45%        2.08%(c)
  Expenses, before waivers                      1.61%        1.55%        1.52%        2.08%(c)
  Net investment income                         3.90%        3.89%        4.41%(d)     2.14%(c)


                                                             ADVISOR CLASS
                                                         ---------------------
                                                          JANUARY 30, 1997(A)
                                                                  TO
                                                          SEPTEMBER 30, 1997
                                                         ---------------------
Net asset value, beginning of period                             $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             .0254

LESS: DIVIDENDS
Dividends from net investment income                             (.0254)
Net asset value, end of period                                    $1.00

TOTAL RETURN
Total investment return based on net asset value (b) (c)           4.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                            $35
Ratio of expenses to average net assets (c)                         .88%
Ratio of net investment income to average net assets (c)           4.15%


(a)  Commencement of distribution.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.

(c)  Annualized.

(d)  Net of expenses waived by the Adviser.


9


REPORT OF INDEPENDENT ACCOUNTANTS                         AFD EXCHANGE RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS AFD EXCHANGE RESERVES

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of AFD Exchange Reserves as of September 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AFD Exchange Reserves as of September 30, 1997, and the results of its operations, changes in its net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
October 23, 1997


10



                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

AFD EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


(1)  Member of the audit committee.

     DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R    THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE
CAPITAL MANAGEMENT L.P.


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THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


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